Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	661,951	1,945,347	282,049
Allowance for credit losses	(924)	(7,655)	(1,110)
Accounts receivable, net	661,027	1,937,692	280,939

The movements in the allowance for credit losses were as follows:

	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of the year	12,496	924	134
Cumulative effect of adoption of ASU 2016-13	(11,054)	—	—
(Reversal)/Provisions	(286)	6,805	987
Write-offs	(232)	(74)	(11)
Balance at the end of the year	924	7,655	1,110